Financing Receivables (Tables)	12 Months Ended
Dec. 31, 2015
Allowances For Credit Losses And Investment in Financing Receivables

The allowance for credit losses and recorded investment in financing receivables as of December 31 are shown below:

	2015	2014

Nontrade Receivables
Allowance for credit losses:
Beginning balance	$20	18
Provision	13	2

Ending balance	33	20

Ending balance collectively evaluated for impairment	$33	20

Financing receivables:
Ending balance	$91	80

Ending balance collectively evaluated for impairment	$91	80

Nontrade Receivables and Allowance for Credit Losses

The Company’s nontrade receivables are analyzed for credit risk based upon the customer classification of agent or reinsurer. The nontrade receivable and allowance for credit losses by customer classification as of December 31 are shown below:

	2015			2014
	Agent	Reinsurer	Total	Agent	Reinsurer	Total
Nontrade receivables	$41	50	91	23	57	80
Allowance for credit losses	(33)	—	(33)	(20)	—	(20)

Net nontrade receivable	$8	50	58	3	57	60

Aging Analysis of Past Due Financing Receivables

Aging analysis of past-due financing receivables as of December 31 is shown below:

	31–60 past due	61–90 past due	Greater than 90 past due	Total past due	Current	Total
2015:
Nontrade receivables	$29	—	33	62	29	91

	31–60 past due	61–90 past due	Greater than 90 past due	Total past due	Current	Total
2014:
Nontrade receivables	$24	3	21	48	32	80